PUBLIC OFFERING COMPLETED NOVEMBER 18, 2020 (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands								12 Months Ended
	Jan. 13, 2021 EUR (€) shares	Jan. 13, 2021 $ / shares	Nov. 18, 2020 EUR (€) item shares	Nov. 18, 2020 CAD ($) item $ / shares shares	Oct. 27, 2020 CAD ($) shares	Oct. 26, 2020 € / shares	Oct. 26, 2020 CAD ($) shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 $ / shares shares	Mar. 14, 2019 $ / shares shares
PUBLIC OFFERING COMPLETED NOVEMBER 18, 2020
Number of shares issued to underwriters	247,934
Share price (in dollars per share) | $ / shares		$ 12.10
Issuance costs | €	€ 19
Net proceeds | €								€ 1,310
Broker warrants
PUBLIC OFFERING COMPLETED NOVEMBER 18, 2020
Number of common share per unit				1					1	1
Number of warrants per unit				0.50					0.50	0.5
Exercise price of warrants (in dollars per share) | $ / shares				$ 7.00					$ 7.00	$ 7.00
Number of Warrants Granted				177,434					177,434
Public offering
PUBLIC OFFERING COMPLETED NOVEMBER 18, 2020
Number of shares issued to underwriters					2,571,500		1,786,000
Share price (in dollars per share) | € / shares						€ 7.00
Gross proceeds | $					$ 18,001		$ 12,500
Number of common share per unit				1
Number of warrants per unit				0.50
Number of common share exercisable by each warrant				1
Exercise price of warrants (in dollars per share) | $ / shares				$ 10.00
Term of warrants			36 months	36 months
Weighted average share price | $ / shares				$ 15.00
Number of consecutive trading days | item			10	10
Over-Allotment Option
PUBLIC OFFERING COMPLETED NOVEMBER 18, 2020
Number of shares issued to underwriters			2,957,225	2,957,225
Gross proceeds			€ 13,343	$ 20,701
Percentage of additional options granted				15.00%
Exercise term for additional options			30 days	30 days
Issuance costs			€ 1,216	$ 1,887
Net proceeds			€ 12,127	$ 18,814